UNSECURED CONVERTIBLE NOTES (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Short-Term Debt [Line Items]
Long-term debt, net										$ 4,050,000
Proceeds from issuance of convertible notes, net							$ 4,050,000		12,670,000
Fair value of convertible notes										4,050,000
Outstanding principal and accrued interest converted									$ 6,001,000
Closing financing costs					$ 0		0	$ 68,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 36,000,000.0
Original issue discount, percentage										10.00%
Two Thousand Twenty Four Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 4,500,000
Long-term debt, net										$ 4,100,000
Original issue discount, percentage										10.00%
Accrued interest										$ 14,000
Paid-in-kind interest						$ 14,000
Convertible debt, shares converted			2,538,939
Gain (loss) on change in fair value					223,000		626,000
Two Thousand Twenty Four Convertible Debt [Member] | Maximum [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										36,000,000.0
Second Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 1,500,000
Original issue discount, percentage			10.00%
Convertible debt, shares converted	344,242	988,240
Gain (loss) on change in fair value	$ 12,000	$ 6,000		$ 124,000	18,000		142,000
Proceeds from issuance of convertible notes, net			$ 1,400,000
Fair value of convertible notes			$ 1,400,000
Outstanding principal and accrued interest converted	$ 400,000	1,100,000
Third Tranche Note [Member]
Short-Term Debt [Line Items]
Fair value of convertible notes					3,066,000		3,066,000
Third Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 3,000,000.0
Original issue discount, percentage		10.00%
Gain (loss) on change in fair value					$ 366,000		$ 366,000
Proceeds from issuance of convertible notes, net		$ 2,700,000
Fair value of convertible notes		$ 2,900,000
2024 Unsecured Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										4,500,000
Long-term debt, net										4,100,000
Accrued interest										14,000
Closing financing costs										450,000
2024 Unsecured Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 36,000,000.0